Income Taxes - Reconciliation of Income Tax Rate (Details) (10K) - USD ($)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income tax (benefit) expense												$ 0	$ 0
LendingClub Corp [Member]
Tax at federal statutory rate												(51,072,000)	(738,000)	$ (10,711,000)
State tax, net of federal tax benefit												(1,028,000)	1,277,000	98,000
Stock-based compensation expense												3,509,000	549,000	5,040,000
Research and development tax credits												(688,000)	(1,068,000)
Change in valuation allowance												42,714,000	2,686,000	6,858,000
Change in unrecognized tax benefit												2,817,000	(62,000)
Other												(480,000)	189,000	105,000
Income tax (benefit) expense	$ 13,000	$ (224,000)	$ (209,000)	$ (3,946,000)	$ 151,000	$ 584,000	$ 1,233,000	$ 389,000	$ 627,000	$ (79,000)	$ (4,004,000)	$ (4,228,000)	$ 2,833,000	$ 1,390,000